FAIR VALUE (Tables)	12 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Estimated Fair Value of Long-term Debt
As of September 30, the estimated fair value of long-term debt at NJNG and NJR, including current maturities, excluding finance leases and debt issuance costs, is as follows (1):

(Thousands)	2020	2019
NJNG (2) (3)
Carrying value	$1,092,845	$892,845
Fair market value	$1,271,715	$984,129
NJR (4)
Carrying value	$1,010,000	$550,000
Fair market value	$1,146,033	$584,735
(1)See Note 9. Debt for a reconciliation to long-term and short-term debt.
(2)Excludes finance leases of $74.2 million and $35.4 million as of September 30, 2020 and September 30, 2019, respectively.
(3)Excludes NJNG's debt issuance costs of $9.2 million and $9 million as of September 30, 2020 and September 30, 2019, respectively.
(4)Excludes NJR's debt issuance costs of $3.4 million and $2 million as of September 30, 2020 and September 30, 2019, respectively.

Assets and Liabilities Measured at Fair Value on Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized as follows:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(Thousands)	(Level 1)	(Level 2)	(Level 3)	Total
As of September 2020:
Assets
Physical commodity contracts	$—	$7,796	$—	$7,796
Financial commodity contracts	18,279	500	—	18,779
Financial commodity contracts - foreign exchange	—	84	—	84
Money market funds	112,291	—	—	112,291
Other	1,840	—	—	1,840
Total assets at fair value	$132,410	$8,380	$—	$140,790
Liabilities
Physical commodity contracts	$—	$32,517	$—	$32,517
Financial commodity contracts	14,593	—	—	14,593
Financial commodity contracts - foreign exchange	—	107	—	107
Total liabilities at fair value	$14,593	$32,624	$—	$47,217
As of September 30, 2019:
Assets
Physical commodity contracts	$—	$8,624	$—	$8,624
Financial commodity contracts	20,028	3,876	—	23,904
Financial commodity contracts - foreign exchange	—	1	—	1
Other (1)	1,706	—	—	1,706
Total assets at fair value	$21,734	$12,501	$—	$34,235
Liabilities
Physical commodity contracts	$—	$40,426	$—	$40,426
Financial commodity contracts	35,732	—	—	35,732
Financial commodity contracts - foreign exchange	—	286	—	286
Total liabilities at fair value	$35,732	$40,712	$—	$76,444
(1)Includes money market funds.